Schedule of Capitalized Software Development Costs (Details) - Beeline Financial Holdings Inc [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Software development costs capitalized	$ 8,459,328	$ 8,079,821	$ 7,228,793
Less accumulated amortization	(4,428,704)	(3,216,731)	(1,776,596)
Software development costs, net	$ 4,030,624	4,863,090	5,452,197
Software Development Version One [Member]
Software development costs capitalized		1,725,250	1,725,250
Software Development Version Two [Member]
Software development costs capitalized		821,983	821,983
Software Development Version Three [Member]
Software development costs capitalized		3,335,136	3,335,136
Software Development Version Four [Member]
Software development costs capitalized		1,438,149	1,346,424
Software Development Version Five [Member]
Software development costs capitalized		$ 759,303